CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES	$ 84,705	$ 57,623	$ 219,502	$ 165,978	$ 233,854	$ 188,805
COST OF REVENUES (exclusive of depreciation and amortization shown below)	51,828	39,804	142,115	116,248	163,983	134,734
SELLING, GENERAL AND ADMINISTRATIVE EXPENSE	24,442	12,656	64,810	35,464	50,663	38,615
FAIR VALUE CHANGES IN BUSINESS ACQUISITIONS CONTINGENT CONSIDERATION	13,404	256	17,387	(670)	1,392	(158)
RELATED- PARTY EXPENSE					448	2,180
DEPRECIATION AND AMORTIZATION	9,740	7,412	27,084	20,262	27,705	23,915
LOSS FROM OPERATIONS	(14,709)	(2,505)	(31,894)	(5,326)	(8,945)	(10,639)
OTHER EXPENSE
Other (expense) income	(9,637)	(2,460)	(17,534)	(3,639)	(10,978)	265
Interest expense-net	(3,043)	(2,130)	(10,896)	(4,590)	(6,755)	(11,085)
Total other expenses-net	(12,680)	(4,590)	(28,430)	(8,229)	(17,733)	(10,820)
LOSS BEFORE BENEFIT FROM INCOME TAXES	(27,389)	(7,095)	(60,324)	(13,555)	(26,678)	(21,459)
INCOME TAXES BENEFIT	3,348	(412)	(1,563)	(1,308)	(3,121)	(4,968)
NET LOSS	(30,737)	(6,683)	(58,761)	(12,247)	(23,557)	(16,491)
EQUITY ADJUSTMENT FROM FOREIGN CURRENCY TRANSLATION	80	(20)	27	3	(40)
CONVERTIBLE PREFERRED STOCK DEEMED DIVIDEND, NET OF RETURN FROM HOLDERS						(932)
COMPREHENSIVE LOSS	(30,657)	(6,703)	(58,734)	(12,244)
ACCRETION OF REDEEMABLE SERIES A- 1 PREFERRED STOCK	(6,542)	(5,030)	(17,601)	(14,341)	(19,616)	(3,605)
REDEEMABLE SERIES A-1PREFERRED STOCK DEEMED DIVIDEND	(24,341)		(24,341)
CONVERTIBLE AND REDEEMABLE SERIES A-2 PREFERRED STOCK DIVIDEND	(2,870)		(2,870)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (64,490)	$ (11,713)	$ (103,573)	$ (26,588)	$ (43,173)	$ (21,028)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING- BASIC AND DILUTED	21,554	8,718	13,669	8,640	8,789	7,533
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS- BASIC AND DILUTED	$ (2.99)	$ (1.34)	$ (7.58)	$ (3.08)	$ (4.91)	$ (2.79)